Employee benefits (Details 10) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 223	₨ 243	₨ 218
Fair value of plan assets	(70)	(66)	₨ (60)
Net defined benefit liability recognized	₨ 153	₨ 177